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                                    SKYLINE FUNDS
                         311 South Wacker Drive, Suite 4500
                              Chicago, Illinois 60606
                                    312 913-0900



                                   April 30, 1997

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

                                    SKYLINE FUNDS
                         1933 ACT REGISTRATION NO. 33-11755

Ladies and Gentlemen:

    In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Skyline Funds ("Skyline") certifies that:

    a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to Skyline's registration statement on Form N-1A; and

    b. the text of the most recent post-effective amendment to Skyline's registration statement was filed with the Commission electronically on April 25, 1997.

                                  Very truly yours,

                                  SKYLINE FUNDS